CONSOLIDATED CASH FLOW STATEMENT (UNAUDITED) (Parenthetical) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
Statement of cash flows [abstract]
Restricted cash and cash equivalents	£ 76	£ 84	£ 55